Employee Benefit Plans (Details) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Oct. 22, 2020 USD ($)	Dec. 31, 2021 USD ($) plan	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Number of qualified 401(k) plans | plan			3
Total contributions | $	$ 650	$ 1,724	$ 3,975	$ 1,977